CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Service revenue									$ 2,869,822	$ 2,639,409	$ 1,932,289
Product revenue									153,165	161,524	127,155
Revenue	724,455	756,872	799,411	742,249	765,251	714,470	680,612	640,600	3,022,987	2,800,933	2,059,444
Cost of revenue
Cost of service revenue									883,730	835,440	659,069
Cost of product revenue									116,371	155,357	94,820
Cost of revenue	$ 222,574	$ 248,856	$ 272,822	$ 255,849	$ 267,918	$ 262,275	$ 237,304	$ 223,300	$ 1,000,101	$ 990,797	$ 753,889